Environmental and other provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Disclosure of detailed information about changes in provisions [Table Text Block]
	Decommissioning, restoration and similar liabilities	Deferred share units[3]	Restricted share units[1,3]	Performance share units[3]	Other[2]	Total
Balance, January 1, 2022	$467,800	$8,107	$10,889	$5,402	$10,320	$502,518
Net additional provisions made	13,440	1,184	3,866	239	3,918	22,647
Disbursements	(15,460)	-	(6,232)	(1,115)	(3,633)	(26,440)
Unwinding of discount (note 6g)	8,498	-	-	-	-	8,498
Effect of change in discount rate	(184,508)	-	-	-	-	(184,508)
Effect of foreign exchange	(13,368)	(386)	(352)	(287)	(392)	(14,785)
Effect of change in share price	-	(2,033)	(1,316)	(1,250)	-	(4,599)
Balance, December 31, 2022	$276,402	$6,872	$6,855	$2,989	$10,213	$303,331
	Decommissioning, restoration and similar liabilities	Deferred share units (note 25a)	Restricted share units[1] (note 25a)	Performance share units (note 25a)	Other[2]	Total
Balance, January 1, 2021	$343,132	$8,719	$10,449	$2,030	$1,144	$365,474
Net additional provisions made	172,023	1,233	5,523	2,993	9,182	190,954
Disbursements	(21,663)	(2,053)	(6,143)	-	(5)	(29,864)
Unwinding of discount (note 6g)	4,988	-	-	-	-	4,988
Effect of change in estimate to inflation rates[3]	(23,173)	-	-	-	-	(23,173)
Effect of change in discount rate	(9,982)	-	-	-	-	(9,982)
Effect of foreign exchange	2,475	(18)	316	(10)	(1)	2,762
Effect of change in share price	-	226	744	389	-	1,359
Balance, December 31, 2021	$467,800	$8,107	$10,889	$5,402	$10,320	$502,518

Disclosure of detailed information about provisions [Table Text Block]
December 31, 2022	Decommissioning, restoration and similar liabilities	Deferred share units	Restricted share units[1]	Performance share units	Other	Total
Current (note 14)	$4,162	$6,872	$4,836	$1,736	$6,485	$24,091
Non-current	272,240	-	2,019	1,253	3,728	279,240
	$276,402	$6,872	$6,855	$2,989	$10,213	$303,331
December 31, 2021	Decommissioning, restoration and similar liabilities	Deferred share units (note 25a)	Restricted share units[1] (note 25a)	Performance share units (note 25a)	Other	Total
Current (note 14)	$16,759	$8,107	$5,061	$4,622	$6,468	$41,017
Non-current	451,041	-	5,828	780	3,852	461,501
	$467,800	$8,107	$10,889	$5,402	$10,320	$502,518